RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 — RELATED PARTY TRANSACTIONS

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company
Mr. Ng Hon Kin (“Mr. Ng”)	Chairman of the Board, CEO, and an ultimate shareholder of the Company
Global Medical Equipment Co., Ltd.	Company controlled by Mr. Ng
Smart Key International Consultant Co., Ltd.	Administrative service company controlled by Mr. Ng
Be Health Co., Ltd.	Associated company controlled by Mr. Ng.
Ms. Huang Weisi	Prior director of subsidiaries including GCHL and DCMCL, representing Mr. Ng.
Euro Cos Co., Ltd	Company controlled by Ms. Huang Weisi

a) Summary of balances with related parties

Due (to) from related parties consist of mainly working capital transactions as the following:

	As of June 30,
	2025	2024
Payment by Mr. Ng Hon Kin	(1,530,786)	(576,336)
Amount due (to) related parties	$(1,530,786)	$(576,336)

Accounts payable – Global Medical Equipment Co., Ltd.	$(4,140)	$(4,162)
Accounts payable – Euro Cos Co., Ltd.	-	(51)
Accounts payable – related parties	$(4,140)	$(4,213)

The above amounts were unsecured, non-interest bearing and due on demand. On August 26, 2024, Mr. Ng has entered into agreement with the Company’s related companies, which are controlled by Mr. Ng, and related party that Mr. Ng will assume and is assigned for all current accounts of related parties. Mr. Ng agrees to collect the balance due to him after public offering. We have not issued any guarantees in favor of our consolidated subsidiaries or other related parties.

b) Accounts payable transactions

We have also paid management fee in respect of manpower services to Smart Key International Consultant Company Limited in the amounts of US$103,596 for the year ended June 30, 2024. No management fees in respect of manpower services paid for the year end June 30, 2025.

We purchased equipment, materials and services from Global Medical Equipment Co., Ltd. We have paid in the amounts of US$4,157 for the year ended June 30, 2024. None of equipment, materials and services paid for the year end June 30, 2025.

We entered into a sub-lease in relation to the property located at Office No. 6-7, 8/F, Kwong Wah Plaza, 11 Tai Tong Road, Yuen Long, New Territories with Be Health Company Limited on a short-term and monthly basis effective from August 3, 2024, pursuant to a cooperation agreement between Be Health Company Limited and GCHL dated July 29, 2024. We have paid office rental fees in aggregate of US$67,194 for the year ended June 30, 2025. We also entered into an agreement with Smart Key International Consultant Company Limited on July 31, 2024, in relation to the lease for the property located at Unit 15-16, 22/F, CEO Tower, 77 Wing Hong Street, Cheung Sha Wan, Kowloon. We paid management fees in respect of the property of US$44,437 for the year ended June 30, 2025. No rental fees paid on behalf for the year ended June 30, 2024.

The following table shows transactions with related parties:

The following table shows transactions of related parties:

	For the years ended June 30,
	2025	2024

Payments on behalf:
Management fees – Smart Key International Consultant Co., Ltd.	-	103,596
Purchase of equipment, materials and services	-	4,157
Rental for the shop and office	111,631	-

Total	111,631	107,753

c) Accounts payable – related parties

During the year ended June 30, 2025 and 2024, having presented in the above table, the outstanding amount of the Company purchased from related parties were $4,140 and 4,213 respectively.

d) Salaries and employee benefits paid to major shareholders

	For the years ended June 30,
	2025	2024
Mr. Ng Hon Kin (being paid by an associated company)	$16,176	$15,347
Total	$16,176	$15,347

e) Issuance of Ordinary Shares pursuant in relation to promissory notes

During March 2023 to October 2023, Mr. Ng Hon Kin issued various promissory notes to seven individuals, for borrowing $1,038,000 in the aggregate, which were intended to be used for financing this initial public offering and general operational needs. Pursuant to the promissory notes, our Controlling Shareholder had the option to repay the borrowings in the form of shares representing equity interests in the Group. The seven promissory notes described above were cancelled on March 28, 2024. In consideration thereof, our Controlling Shareholder caused the Company to issue Ordinary Shares to the entities designated by the noteholders at an issue price per share $0.0001.

f) Additional paid in capital provided by the holder of promissory notes

During the year ended June 30, 2025, various of the holders of the promissory notes provided the additional paid in capital with amount $455,107 in the aggregate approximately, which were intended to be used for financing this initial public offering and general operational need. Details of the additional paid in capital provided by holder of the promissory notes during the year as follow:

	For the years ended June 30,
	2025		2024

Able Talent Business Limited	US$	128,205	US$	-
Essential Quality Limited	US$	44,278	US$	-
Express Essential Holdings Limited	US$	164,101	US$	-
Many Trillion International Limited	US$	60,831	US$	-
MCA Limited	US$	57,692	US$	-
Total	US$	455,107	US$	-

f) Guarantees

Certain related parties provided guarantees to the Company in connection with its bank borrowings of the Group. The bank loans of the Group consisted of the following:

Bank Name	Nature of Loan	HK$’000
Bank of China	120-month term borrowing	4,000
Bank of China	120-month term borrowing	2,000
Bank of China	120-month term borrowing	3,000

The following table summarizes key terms of bank borrowings:

	Principle drawn down		Start Date	Mature Date	Interest %(1)	Personal Guarantee(2)
	HKD	USD
1)	4,000,000	512,821	May 8, 2020	May 7, 2030	P-2.5%	Ms. Huang Weisi
2)	2,000,000	256,410	August 30, 2021	August 29, 2031	P-2.5%	Ms. Huang Weisi
3)	3,000,000	384,615	May 27, 2022	May 26, 2032	P-2.5%	Ms. Huang Weisi

(1)	P represents prime lending rate of Hong Kong. P of Bank of China for loans as of June 30, 2025 was 5.25%

(2)	All of the above bank borrowings are personally guaranteed by Ms. Huang Weisi, and the guarantees are assumed by Mr. Ng on April 2, 2024.

Transactions with related parties are conducted in the normal course of business and at prices and terms no less than those charged to and contracted with other independent third parties. All personal guarantees are assumed by Mr. Ng Hon Kin. We have engaged in various transactions with our subsidiaries and affiliated companies. We have not issued any guarantees in favor of our consolidated subsidiaries or other related parties.